Note 9 - Income Taxes (Details) - Total Provision for Income Taxes (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CurrentTaxesAbstract
Federal			$ 0	$ 0
State			7,000	5,000
DeferredAbstract
Federal			0	0
State			0	0
	$ 0	$ 0	$ 7,000	$ 5,000